NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Equity holders of the parent	$ 971	$ 421	$ 1,778	$ 722	$ 1,833
Effect of diluting securities
Numerator for diluted net earnings per share - Net income (loss)	971	421	1,778	722	1,833
Denominator for basic net earnings per share - weighted-average number of shares outstanding	5,556	4,868	5,556	4,865	5,166
Effect of diluting securities
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	5,556	4,868	5,556	4,865	5,166
Basic net earnings per share from continuing operations	$ 0.17	$ 0.08	$ 0.32	$ 0.14	$ 0.35
Diluted net earnings per share from continuing operations	$ 0.17	$ 0.08	$ 0.32	$ 0.14	$ 0.35
Segment, Discontinued Operations [Member]
Equity holders of the parent		(219)		(357)	(630)
Effect of diluting securities
Numerator for diluted net earnings per share - Net income (loss)		$ (219)		$ (357)	$ (630)
Denominator for basic net earnings per share - weighted-average number of shares outstanding		4,868		4,865	5,166
Effect of diluting securities
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises		4,868		4,865	5,166
Basic net loss per share from discontinuing operations	$ 0.00	$ (0.04)	$ 0.00	$ (0.07)	$ (0.12)
Diluted net loss per share from discontinuing operations	$ 0.00	$ (0.04)	$ 0.00	$ (0.07)	$ (0.12)